                              -  BT INVESTMENT FUNDS  -


                              -------------------------

                                  GLOBAL HIGH YIELD
                                   SECURITIES FUND

                              -------------------------



                                    ANNUAL REPORT
                                   ---------------
                                    SEPTEMBER-1997

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . . .3

GLOBAL HIGH YIELD SECURITIES FUND
  Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . .5
  Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . .5
  Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . .6
  Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .6
  Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .7
  Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .8

GLOBAL HIGH YIELD SECURITIES PORTFOLIO
  Schedule of Portfolio Investments. . . . . . . . . . . . . . . . . . . .9
  Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . 11
  Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . 11
  Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . 12
  Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . 12
  Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . 13
  Report of Independent Accountants. . . . . . . . . . . . . . . . . . . 15

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the Global High Yield Securities Fund, providing a review of the market, the Portfolio and our outlook, as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The BT Investment Global High Yield Securities Fund (the "Fund") had a total return of 20.40%* for the twelve months ended September 30, 1997, as compared to 15.05% for the Fund's benchmark and just 7.65% for the Lipper Global Income Average**. The benchmark is calculated using the performances of three appropriate indices in the following proportions: J.P. Morgan Emerging Markets Bond Index: 1/3, Merrill Lynch High Yield Master Index: 1/3, and J.P. Morgan Global Government Bond Index: 1/3+. Since its inception on December 14, 1993, the Fund delivered a total return of 59.30% cumulatively, or 13.06% annualized, as of September 30, 1997.

MARKET ACTIVITY
Overall, global high yield market activity during this annual period must be described as diverse, with some markets performing extremely well and others suffering from specific political, currency, or other economic conditions. Spreads narrowed and widened correspondingly throughout the year.

-------------------------------------------------------------------------------
                                   OBJECTIVE
Seeks a high level of current income, with a secondary objective of capital appreciation, through investments in the global high yield debt markets.++
-------------------------------------------------------------------------------

U.S. MARKET
The high yield market in the U.S. had a strong year, supported by robust economic growth and low inflationary pressures. The steady climb of the high yield market was interrupted for an extended period only once, in the early spring, when the Federal Reserve Board raised the fed funds rate by 0.25% to 5.50% on March 25th.

EMERGING MARKETS
The emerging markets' performance was mixed during the Fund's annual period. The Asian markets were generally lackluster through the first half. Beginning in July, these same markets sold off severely in response to the devaluation of the Thai baht, and they have yet to show clear signs of recovery.

-------------------------------------------------------------------------------
                             INVESTMENT INSTRUMENTS
Primarily high yield, non-investment grade debt securities issued in many of the world's securities markets.
-------------------------------------------------------------------------------

In contrast, emerging debt markets in Latin America closely mirrored the high yield market in the U.S. However, volatility passed through the region during the initial stages of the Southeast Asian currency problems, as investors became concerned about potential fallout effects. That brief period aside, positive political developments, such as smooth elections in Mexico, and good economic news, such as robust GDP growth figures in Argentina, helped not only to stabilize these markets, but also to set the stage for a solid comeback in September. Brazil also benefited from ongoing economic reform and strong growth.

In Eastern European markets, promising political and economic reforms, particularly in Russia and Bulgaria, generated strong positive total returns.

INVESTMENT REVIEW
The Fund significantly outperformed both its benchmark and its category average. This was primarily due to overweight positions relative to the benchmark in emerging markets, particularly Latin America and Eastern Europe.

The Fund also increased its positions in the U.S. market as spreads tightened in emerging market bonds, particularly toward the end of the period. As spreads tightened across the board, we purchased solid double-B credits as well as companies we believed would tender for their outstanding bonds.

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                         BY COUNTRY AS OF SEPTEMBER 30, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

[CHART]

South Africa    4%
Bulgaria        6%
Philippines     4%
Argentina       7%
Brazil          8%
Mexico         15%
China          10%
Morocco         3%
Other          12%
United States  31%

Though still overweight, the Fund decreased its investments in Latin America in the late summer in order to lock in gains. In Asia, the Fund increased its holdings of Chinese and Hong Kong issuers to approximately 10% of its assets, in anticipation of a smooth handover of Hong Kong to Chinese authorities. We continue to hold this position. In Southeast Asia, the Fund had reached a 10% exposure prior to the Thai baht devaluation. That percentage has since been reduced to less than 6%.

The Fund also benefited from its position in Russian Vneshenecom loans, which surged to new highs in September, and from its holdings in Bulgarian Brady Bonds, which also soared during the last fiscal quarter.

---------------------
* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**   Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Sevices, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
+    Indexes are unmanaged, and investments cannot be made in an index.
++ Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Lower-rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

MANAGER OUTLOOK
Going forward, we believe that the best value in the near to intermediate term may be found at home in the U.S. and in Latin America. Thus, we will likely build the Fund's positions in domestic credits and Latin American Brady Bonds and individual corporate bonds.

We maintain our more long-term positive view on China/Hong Kong and, therefore, intend to continue to hold the existing red chip companies in the portfolio. Although the Chinese economy faces a number of structural concerns, we believe the government has both the policy levers and political will to realize the enormous potential of the country.

Although we are cautious about the markets in Southeast Asia, we intend to take an opportunistic stance there to identify oversold or undervalued bonds. We also will closely monitor the governments and central banks of Eastern Europe, as they continue to implement key reforms. Finally, we believe that high yield corporate credit markets, as opposed to purely sovereign or Brady bond markets, are taking root in both Western and Eastern Europe as well as in South Africa. This should provide a new range of investment opportunities in these regions during the coming months.

We will, of course, continue to monitor economic conditions and how they affect the financial markets, as we seek a high level of current income, with capital appreciation as a secondary objective.

We value your ongoing support of the Global High Yield Securities Fund and look forward to continuing to serve your investment needs in the years ahead.

                                   /s/ Greg Hopper
                                     Greg Hopper
                               PORTFOLIO MANAGER OF THE
                        GLOBAL HIGH YIELD SECURITIES PORTFOLIO

-------------------------------------------------------------------------------

PERFORMANCE COMPARISON
-------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Global High Yield Securities Fund and the blended JP Morgan Emerging Bond/Merrill Lynch High Yield/JP Morgan Global Government Bond Index since December 31, 1993.

-------------------------------------------------------------------------------
                             TOTAL RETURN FOR THE PERIOD
                               ENDED SEPTEMBER 30, 1997

                    One Year                            Since 12/14/93*
                     20.40%                                   13.06%**

*   The Fund's inception date.
**  Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------
[CHART]


             Global High Yield             JPM EMBI/ML High
         Securities Fund - $15,883     Yield/JPM GGB - $14,687
         -------------------------     -----------------------
Dec-93             10000                         10000
Mar-94              9870                          9298
Jun-94              9711                          9224
Sep-94             10259                          9597
Dec-94              9694                          9381
Mar-95              9128                          9617
Jun-95             10207                         10577
Sep-95             10699                         10857
Dec-95             11496                         11436
Mar-96             11920                         11552
Jun-96             12346                         11964
Sep-96             13192                         12642
Dec-96             13953                         13231
Mar-97             14216                         13183
Jun-97             15171                         14082
Sep-97             15883                         14687

Past performance is not indicative of future performance.


-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------------------------------------------------

ASSETS
  Investment in Global High Yield Securities Portfolio, at Value . . . . . . . . . . . . . . . . . . . . . .    $ 24,484,845
  Deferred Organization Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,002
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,718
                                                                                                                 -----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      24,494,565
                                                                                                                 -----------
LIABILITIES
  Payable for shares of beneficial interest redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,136
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          21,230
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          26,233
                                                                                                                 -----------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          48,599
                                                                                                                 -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 24,445,966
                                                                                                                 -----------
                                                                                                                 -----------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 20,219,269
  Undistributed Net Realized Gain from Investments and Foreign Currency Transactions . . . . . . . . . . . .       1,572,170
  Net Unrealized Appreciation on Investments and Foreign Currency Transactions . . . . . . . . . . . . . . .       2,654,527
                                                                                                                 -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 24,445,966
                                                                                                                 -----------
                                                                                                                 -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding). . . . .         $ 12.01
                                                                                                                 -----------
                                                                                                                 -----------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of
 beneficial interest authorized) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,035,012
                                                                                                                 -----------
                                                                                                                 -----------


-----------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Income Allocated from Global High Yield Securities Portfolio, net. . . . . . . . . . . . . . . . . . . . .     $ 1,731,474
                                                                                                                 -----------
EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         223,857
  Printing and Shareholder Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,700
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,384
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,695
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,740
  Deferred Organization Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,661
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,879
                                                                                                                 -----------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         264,916
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (88,187)
                                                                                                                 -----------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         176,729
                                                                                                                 -----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,554,745
                                                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
  Net Realized Gain (Loss) from:
    Investment Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,836,740
    Foreign Currency Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (10,012)
  Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions . . . . . . . . . .       1,005,959
                                                                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS. . . . . . . . . . .       2,832,687
                                                                                                                 -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 4,387,432
                                                                                                                 -----------
                                                                                                                 -----------



                    See Notes to Financial Statements on Page 7


-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                      FOR THE                  FOR THE
                                                                                     YEAR ENDED               YEAR ENDED
                                                                                 SEPTEMBER 30, 1997       SEPTEMBER 30, 1996
                                                                                 ------------------       ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 1,554,745              $ 1,566,619
  Net Realized Gain from Investment and Foreign Currency Transactions. . . . . . . .      1,826,728                  855,081
  Net Change in Unrealized Appreciation on Investments and Foreign Currency
   Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,005,959                1,618,682
                                                                                         ----------               ----------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . .      4,387,432                4,040,382
                                                                                         ----------               ----------

DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (2,106,154)              (1,488,712)
  Net Realized Gain from Investment and Foreign Currency Transactions. . . . . . . .       (489,931)                      --
                                                                                         ----------               ----------
TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (2,596,085)              (1,488,712)
                                                                                         ----------               ----------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .     18,915,362               10,018,654
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        475,271                  381,174
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (16,276,633)             (16,324,044)
                                                                                         ----------               ----------
NET INCREASE (DECREASE) FROM CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST .      3,114,000               (5,924,216)
                                                                                         ----------               ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . .      4,905,347               (3,372,546)

NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     19,540,619               22,913,165
                                                                                         ----------               ----------
End of Year (includes (over) undistributed net investment income of $(26,709)
 and $524,700, respectively) . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 24,445,966             $ 19,540,619
                                                                                         ----------               ----------
                                                                                         ----------               ----------


-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Global High Yield Securities Fund.



                                                                                                  FOR THE PERIOD
                                                                   FOR THE YEARS ENDED          DECEMBER 14, 1993
                                                                       SEPTEMBER 30,             (COMMENCEMENT OF
                                                                 ------------------------         OPERATIONS) TO
                                                                 1997      1996      1995       SEPTEMBER 30, 1994
                                                                 ----      ----      ----       ------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .         $11.20     $9.78    $10.29              $10.00
                                                               ------    ------    ------              ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . .           0.75      0.87      0.77                0.31
  Net Realized and Unrealized Gain (Loss) on
  Investment and Foreign Currency Transactions . . . .           1.37      1.30     (0.41)              (0.02)
                                                               ------    ------    ------              ------

Total Income from Investment Operations. . . . . . . .           2.12      2.17      0.36                0.29
                                                               ------    ------    ------              ------

DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . .          (1.06)    (0.75)    (0.87)                 --
  Net Realized Gain from Investment Transactions . . .          (0.25)       --        --                  --
                                                               ------    ------    ------              ------

TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . .          (1.31)    (0.75)    (0.87)                 --
                                                               ------    ------    ------              ------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .         $12.01    $11.20     $9.78              $10.29
                                                               ------    ------    ------              ------
                                                               ------    ------    ------              ------

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . .          20.40%    23.31%     4.28%               3.66%*

SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . .        $24,446   $19,541   $22,913             $14,738
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . . .           6.60%     8.04%     8.68%               5.44%*
    Expenses, including Expenses of the
     Global High Yield Securities Portfolio. . . . . .           1.50%     1.50%     1.74%               1.75%*
    Decrease Reflected in Above Expense
     Ratio Due to Absorption of Expenses by
     Bankers Trust . . . . . . . . . . . . . . . . . .           0.68%     1.00%     0.87%               1.08%*


-------------------
*   Annualized
                      See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Global High Yield Securities Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 14, 1993. The Fund invests substantially all of its assets in the Global High Yield Securities Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1997, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. ORGANIZATION EXPENSES
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D. DIVIDENDS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal
income tax provision is required.    The Fund may periodically make
reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended September 30, 1997, $26,709 of overdistributed net investment income was reclassified to paid-in-capital and $15,221 of undistributed net realized loss was reclassified to paid-in-capital.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's Funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.95 of 1% of the Fund's average daily net assets. For the year ended September 30, 1997, this fee aggregated $223,857.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended September 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.75 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.50 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended September 30, 1997, expenses of the Fund have been reduced by $88,187.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At September 30, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:
                                   FOR THE                    FOR THE
                                 YEAR ENDED                 YEAR ENDED
                             SEPTEMBER 30, 1997          SEPTEMBER 30, 1996
                         ------------------------      -----------------------
                            SHARES         AMOUNT         SHARES        AMOUNT
                         ---------     ----------      ---------    ----------
Sold                     1,659,669   $ 18,915,362        955,647  $ 10,018,654
Reinvested                  42,015        475,271         43,268       381,174
Redeemed                (1,411,403)   (16,276,633)    (1,596,653)  (16,324,044)
                         ---------     ----------      ---------    ----------
Net Increase (Decrease)    290,281    $ 3,114,000       (597,738) $ (5,924,216)
                         ---------     ----------      ---------    ----------
                         ---------     ----------      ---------    ----------

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of the BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Global High Yield Securities Fund (one of the Funds comprising BT Investment Funds) as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the years ended September 30, 1997, 1996 and 1995 and the period December 14, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Global High Yield Securities Fund of BT Investment Funds as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 5, 1997

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

Principal
Amount                       Description                              Value
---------                    -----------                              -----

              CORPORATE DEBENTURES - 49.04%
              CANADA - 1.37%
$ 500,000     Call-Net Enterprises, Inc., 0.00%, 8/15/07 (c).       $ 335,000
                                                                    ---------

              CHINA - 7.63%
  500,000     Guangdong Enterprises, 8.875%, 5/22/07. . . . .         509,336
  500,000     Huaneng Power International Plc., 1.75%, 5/21/04        521,500
  500,000     Shanghai Industrial Holdings, 1.00%, 6/12/02. .         545,950
  250,000     Zhuhai Highway Co. Ltd., 11.50%, 7/01/08 (b). .         292,397
                                                                    ---------
                                                                    1,869,183
                                                                    ---------

              COLOMBIA - 2.65%
  500,000     Celcaribe SA, 0.00%, 3/15/04 (b) (c). . . . . .         650,000
                                                                    ---------

              GERMANY - 0.96%
  400,000     Impress Metal Packaging Holding, 9.875%, 5/29/07(b)     234,071
                                                                    ---------

              INDONESIA - 1.94%
  430,000     Indah Kiat International Finance Co., 12.50%,6/15/06    475,688
                                                                    ---------

              MEXICO - 1.85%
  250,000     Altos Hornos De Mexico, 11.875%, 4/30/04. . . .         280,625
  150,000     Grupo Industrial Durango, 12.625%, 8/01/03. . .         171,937
                                                                    ---------
                                                                      452,562
                                                                    ---------

              PHILIPPINES - 3.93%
  491,912     Bauang Private Power Corp., 10.17%, 3/15/08 . .         531,117
  500,000     FDC Cayman Capital, 2.50%, 5/15/06. . . . . . .         430,000
                                                                    ---------
                                                                      961,117
                                                                    ---------

              SOUTH AFRICA - 3.97%
  350,000     Liberty Life International, 6.50%, 9/30/04. . .         470,750
  520,000     Samancor Overseas Financing, 7.00%, 6/30/04 . .         501,800
                                                                    ---------
                                                                      972,550
                                                                    ---------

              UNITED KINGDOM - 1.34%
  500,000     Diamond Cable Co., 10.75%, 2/15/07 (c). . . . .         327,500
                                                                    ---------
              U.S.A. - 23.40%
  600,000     Allied Waste North America, 10.25%, 12/01/06 (b)        658,500
  500,000     Empress River Casino Finance, 10.75%, 4/01/02 .         542,500
  225,000     Felcor Suites LP, 7.625%, 10/01/07. . . . . . .         223,220
  250,000     Forcenergy, Inc., 8.50%, 2/15/07. . . . . . . .         250,000
  200,000     Hollywood Casino, 12.75%, 11/01/03. . . . . . .         218,500
  250,000     Johns Manville International Group, 10.875%, 12/15/04   278,200

$ 400,000     Majestic Star Casino, 12.75%, 5/15/03 . . . . .       $ 443,000
  650,000     NBTY, Inc., 8.625%, 9/15/07 . . . . . . . . . .         650,000
  250,000     PriCellular Wireless Corp., 10.75%, 11/01/04 (c)        271,250
  500,000     PriCellular Wireless Corp., Cl. A, 0.00%, 10/01/03      508,750
  650,000     Regal Cinemas, 8.50%, 10/01/07. . . . . . . . .         654,875
  500,000     Twin Laboratories Inc., 10.25%, 5/15/06 (b) . .         542,500
  250,000     United Meridian Corp., 10.375%, 10/15/05. . . .         274,375
  200,000     U.S. Can Corp., Series B 10.125%, 10/15/06. . .         213,500
                                                                    ---------
                                                                    5,729,170
                                                                    ---------

TOTAL CORPORATE DEBENTURES (Cost $11,336,475) . . . . . . . .      12,006,841
                                                                   ----------

              GOVERNMENT BONDS - 40.17%
              ARGENTINA - 7.00%
  800,000     Argentina Discount, 6.875%, 3/31/23 . . . . . .         728,000
  240,000     Argentina FRB, Series L, 6.75%, 3/31/05 . . . .         229,080
1,000,000     Argentina Par, Series L-GP, 5.50%, 3/31/23 (a).         757,500
                                                                    ---------
                                                                    1,714,580
                                                                    ---------

              BRAZIL - 8.22%
  728,423     Brazil C Bond, 8.00%, 4/15/14 (e) . . . . . . .         620,070
  900,000     Brazil DCB, Series L, 6.938%, 4/15/12 (a) . . .         763,875
  700,000     Brazil New Money Bond, 6.938%, 4/15/09. . . . .         628,688
                                                                    ---------
                                                                    2,012,633
                                                                    ---------

              BULGARIA - 6.41%
1,400,000     Bulgaria Discount, Series A, 6.688%, 7/28/24 (a)      1,165,500
  500,000     Bulgaria IAB, Series PDI, 6.688%, 7/28/11 . . .         403,750
                                                                    ---------
                                                                    1,569,250
                                                                    ---------

              MEXICO - 11.93%
1,000,000     Mexico Discount, Series B, 6.835%, 12/31/19 . .         958,750
  750,000     Mexico Discount, Series D, 6.813%, 12/31/19 . .         716,250
1,000,000     Mexico Par, Series B, 6.250%, 12/31/19. . . . .         832,500
  500,000     United Mexican States, 6.25%, 12/31/19. . . . .         413,600
                                                                    ---------
                                                                    2,921,100
                                                                    ---------

              MOROCCO - 3.07%
  800,000     Morocco Reconstruction & Consolidation
                Agreement, Series A, 6.813%, 1/01/09. . . . .         752,000
                                                                    ---------

              PANAMA - 1.84%
  518,701     Panama PDI, 6.687%, 7/17/16 (e) . . . . . . . .         450,621
                                                                    ---------

              RUSSIA - 1.70%
  400,000     Vnesheconombank Loan, 0.00%, 11/29/26 (d) . . .         414,760
                                                                    ---------

TOTAL GOVERNMENT BONDS (Cost $7,896,904). . . . . . . . . . .       9,834,944
                                                                    ---------

             See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

Shares                          Description                           Value
------                          -----------                           -----
              OTHER SECURITIES - 2.25%
              HONG KONG - 2.20%
  20,000      Swire Pacific Offshore, 9.33%. . . . . . . . . . .    $ 537,500
                                                                    ---------

              U.S.A. - 0.05%
     500      IHF Holdings-Ser. I Warrants (Cost $0) . . . . . .       12,500
                                                                    ---------

TOTAL OTHER SECURITIES (Cost $500,000) . . . . . . . . . . . . .      550,000
                                                                    ---------

              SHORT TERM INSTRUMENT - 7.37%
              U.S.A. - 7.37%
1,804,950     BT Institutional Cash Management Fund,
               (Cost $1,804,950) . . . . . . . . . . . . . . . .    1,804,950
                                                                    ---------

TOTAL INVESTMENTS (Cost $21,538,329) . . . . . . . . .  98.83%     24,196,735

Assets in Excess of Other Liabilities. . . . . . . . .   1.17%        288,125
                                                       ------      ----------
Net Assets . . . . . . . . . . . . . . . . . . . . . . 100.00%     24,484,860
                                                       ------      ----------
                                                       ------      ----------

------------------
(a) Floating rate security.
(b) Security exempt from registration under rule 144A of the Securities Act of 1933. This Security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(c) Debt obligations initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(d) Non-income producing.
(e) Payment in-kind security.

               See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997
--------------------------------------------------------------------------------
ASSETS
  Investments, at Value (Cost of $21,538,329). . . . . . .    $ 24,196,735
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . .          84,322
  Dividends and Interest Receivable. . . . . . . . . . . .         464,556
                                                                ----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . .      24,745,613
                                                                ----------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . .          27,654
  Payable for Securities Purchased . . . . . . . . . . . .         223,220
  Accrued Expenses and Other . . . . . . . . . . . . . . .           9,879
                                                                ----------
Total Liabilities. . . . . . . . . . . . . . . . . . . . .         260,753
                                                                ----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .    $ 24,484,860
                                                                ----------
                                                                ----------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . .    $ 21,826,369
  Net Unrealized Appreciation on Investment and
   Foreign Currency Transactions . . . . . . . . . . . . .       2,658,491
                                                                ----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .    $ 24,484,860
                                                                ----------
                                                                ----------

-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 1997
-------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .        $ 40,270
  Interest . . . . . . . . . . . . . . . . . . . . . . . .       1,870,550
                                                                ----------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . .       1,910,820
                                                                ----------

EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . .         189,050
  Administration and Services Fees . . . . . . . . . . . .          47,263
  Professional Fees. . . . . . . . . . . . . . . . . . . .          23,450
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . .           2,040
                                                                ----------
  Total Expenses . . . . . . . . . . . . . . . . . . . . .         261,803
  Less Expenses Absorbed by Bankers Trust. . . . . . . . .         (84,568)
                                                                ----------
    Net Expenses . . . . . . . . . . . . . . . . . . . . .         177,235
                                                                ----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . .       1,733,585
                                                                ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
 FOREIGN CURRENCY TRANSACTIONS
  Net Realized Gain (Loss) from:
   Investment Transactions . . . . . . . . . . . . . . . .       1,839,214
   Foreign Currency Transactions . . . . . . . . . . . . .         (10,033)
  Net Change in Unrealized Appreciation on
   Investments and Foreign Currency Transactions . . . . .       1,006,745
                                                                ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS. . . . . . .       2,835,926
                                                                ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . .     $ 4,569,511
                                                                ----------
                                                                ----------

              See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                           FOR THE                 FOR THE
                                          YEAR ENDED              YEAR ENDED
                                      SEPTEMBER 30, 1997      SEPTEMBER 30, 1996
                                      ------------------      ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income . . . . . . . .     $ 1,733,585             $ 1,718,740
  Net Realized Gain from Investment
   and Foreign Currency Transactions. .       1,829,181                 859,124
  Net Change in Unrealized Appreciation on
   Investments and Foreign Currency
   Transactions . . . . . . . . . . . .       1,006,745               1,621,753
                                             ----------              ----------
Net Increase in Net Assets from Operations    4,569,511               4,199,617
                                             ----------              ----------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested. . . .      19,438,269              10,592,611
  Value of Capital Withdrawn. . . . . .     (19,266,075)            (18,052,538)
                                             ----------              ----------
Net Increase (Decrease) in Net Assets from
 Capital Transactions . . . . . . . . .         172,194              (7,459,927)
                                             ----------              ----------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS . . . . . . . . . . . . . .       4,741,705              (3,260,310)

NET ASSETS

Beginning of Year. . . . . . . . . . .      19,743,155              23,003,465
                                             ----------              ----------
End of Year. . . . . . . . . . . . . .    $ 24,484,860            $ 19,743,155
                                             ----------              ----------
                                             ----------              ----------

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for the periods indicated for the Global High Yield Securities Portfolio.



                                                                                                       FOR THE PERIOD
                                                                          FOR THE YEARS ENDED        DECEMBER 14, 1993
                                                                             SEPTEMBER 30,            (COMMENCEMENT OF
                                                                      ------------------------          OPERATIONS) TO
                                                                      1997      1996      1995       SEPTEMBER 30, 1994
                                                                      ----      ----      ----       ------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . . . . . . . .  $24,485   $19,743   $23,003             $14,729
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . . . . . . . . .     7.34%     8.78%     9.63%              6.44%*
    Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.75%     0.75%     0.75%              0.75%*
    Decrease Reflected in Above Expense
     Ratio Due to Absorption of Expenses by
     Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . .     0.30%     0.44%     0.45%              0.59%*
  Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . .      139%      207%      169%                347%

------------------------
* Annualized

                  See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Global High Yield Securities Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on December 14, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments are carried at fair market value as determined by independent pricing services at the end of each business day. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded by the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment and valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1997, this fee aggregated $47,263.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.80 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1997, this fee aggregated $189,050.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.75 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1997, expenses of the Portfolio have been reduced by $84,568.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1997, were $31,518,222 and $31,105,621, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 1997 was $21,607,399. The aggregate gross unrealized appreciation for all investments was $2,728,631 and the aggregate gross unrealized depreciation for all investments was $70,226.

NOTE 4--CREDIT RISKS
Although the Portfolio's investments are diversified, the Portfolio invests in primarily high yield, non-investment grade debt securities issued in many of the world's securities markets. Investments in higher yielding securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer.

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the BT Investment
Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Global High Yield Securities Portfolio (one of the Portfolios comprising BT Investment Portfolios) as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the years ended September 30, 1997, 1996 and 1995 and the period December 14, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Global High Yield Securities Portfolio of BT Investment Portfolios as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 5, 1997

BT INVESTMENT FUNDS
GLOBAL HIGH YIELD SECURITIES FUND

INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022

                             --------------------
    For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.
                             --------------------